TAXATION - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Current tax expenses			¥ 171
Deferred tax benefits	¥ (5,012)		(5,012)	¥ (11,558)
Income tax benefits	¥ (5,012)	$ (706)	¥ (4,841)	¥ (11,558)